UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10065
Tax-Managed Small-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Tax-Managed Small-Cap Growth Portfolio                                                                                as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.5%
Aviall, Inc. (1)	58,100	$2,007,936
DRS Technologies, Inc.	31,700	1,575,173
Teledyne Technologies, Inc. (1)	21,500	702,620
		$4,285,729
Air Freight & Logistics — 1.9%
Hub Group, Inc., Class A (1)	35,000	1,482,250
UTI Worldwide, Inc. (2)	16,400	1,717,572
		$3,199,822
Beverages — 0.7%
Cott Corp. (1)(2)	26,900	313,385
Hansen Natural Corp. (1)	9,130	801,614
		$1,114,999
Biotechnology — 0.7%
United Therapeutics Corp. (1)	17,400	1,125,258
		$1,125,258
Building Products — 2.0%
Florida Rock Industries, Inc.	30,929	1,672,022
Simpson Manufacturing Co., Inc.	42,603	1,648,310
		$3,320,332
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (1)	15,400	1,429,120
Greenhill & Co., Inc.	40,800	2,332,944
		$3,762,064
Commercial Banks — 0.6%
Western Alliance Bancorp (1)	29,800	941,680
		$941,680
Commercial Services & Supplies — 1.1%
Resources Connection, Inc. (1)	70,700	1,922,333
		$1,922,333
Computers & Peripherals — 3.0%
Novatel Wireless, Inc. (1)	210,600	2,297,646
Palm, Inc. (1)	38,022	1,501,109
Synaptics, Inc. (1)	48,090	1,323,437
		$5,122,192
Consumer Finance — 1.4%
Student Loan Corp. (The)	11,100	2,430,900
		$2,430,900

Diversified Consumer Services — 3.4%
Bright Horizons Family Solutions, Inc. (1)	35,900	$1,402,972
DeVry, Inc. (1)	86,900	1,997,831
Education Management Corp. (1)	25,700	786,934
Regis Corp.	40,825	1,581,969
		$5,769,706
Electric Utilities — 0.6%
Westar Energy, Inc.	47,500	978,500
		$978,500
Electrical Equipment — 1.9%
AMETEK, Inc.	34,900	1,435,786
Roper Industries, Inc.	45,800	1,848,030
		$3,283,816
Electronic Equipment & Instruments — 0.8%
Photon Dynamics, Inc. (1)	64,500	1,413,195
		$1,413,195
Energy Equipment & Services — 2.2%
Dril-Quip, Inc. (1)	30,676	1,931,668
Todco, Class A (1)	38,800	1,730,480
		$3,662,148
Food & Staples Retailing — 0.7%
Wild Oats Markets, Inc. (1)	99,399	1,201,734
		$1,201,734
Health Care Equipment & Supplies — 6.4%
Aspect Medical Systems, Inc. (1)	53,100	1,920,627
DJ Orthopedics, Inc. (1)	46,800	1,536,444
Hologic, Inc. (1)	15,800	813,068
IDEXX Laboratories, Inc. (1)	17,700	1,359,714
Intuitive Surgical, Inc. (1)	9,026	1,242,429
ResMed, Inc. (1)	18,334	723,093
Respironics, Inc. (1)	53,100	1,913,193
Ventana Medical Systems, Inc. (1)	30,400	1,226,336
		$10,734,904
Health Care Providers & Services — 6.6%
Chemed Corp.	38,500	2,046,660
Community Health Systems, Inc. (1)	38,200	1,390,098
eResearch Technology, Inc. (1)	81,400	1,454,618
LifePoint Hospitals, Inc. (1)	18,000	555,300
Pediatrix Medical Group, Inc. (1)	13,000	1,139,840
Psychiatric Solutions, Inc. (1)	35,800	1,181,042

United Surgical Partners International, Inc. (1)	49,000	$1,899,240
VCA Antech, Inc. (1)	53,300	1,474,811
		$11,141,609
Hotels, Restaurants & Leisure — 3.2%
Aztar Corp. (1)	44,100	1,360,926
Cheesecake Factory, Inc. (The) (1)	20,900	770,165
CKE Restaurants, Inc.	60,800	951,520
Penn National Gaming, Inc. (1)	20,704	664,598
Sonic Corp. (1)	27,300	790,335
Station Casinos, Inc.	11,600	775,460
		$5,313,004
Household Products — 0.5%
Central Garden & Pet Co. (1)	18,300	907,314
		$907,314
Insurance — 1.4%
Philadelphia Consolidated Holding Corp. (1)	12,300	1,194,945
PXRE Group, Ltd. (2)	87,989	1,103,382
		$2,298,327
Internet Software & Services — 0.4%
SINA Corp. (1)(2)	32,537	757,136
		$757,136
IT Services — 5.2%
Cognizant Technology Solutions Corp. (1)	34,300	1,796,291
Euronet Worldwide, Inc. (1)	62,900	2,029,783
MoneyGram International, Inc.	100,300	2,663,968
NICE Systems, Ltd. (1)	16,400	864,772
SRA International, Inc., Class A (1)	46,600	1,480,016
		$8,834,830
Machinery — 3.6%
Actuant Corp., Class A	37,100	2,123,975
Bucyrus International, Inc., Class A	22,200	1,358,418
Joy Global, Inc.	48,000	2,593,920
		$6,076,313
Media — 2.3%
Central European Media Enterprises, Ltd. (1)(2)	64,400	3,884,608
		$3,884,608
Metals & Mining — 0.1%
Formation Capital Corp. (1)(2)(3)(4)	400,000	134,698
		$134,698
Multi-Utilities — 0.9%
CMS Energy Corp. (1)	101,100	1,462,917
		$1,462,917

Oil, Gas & Consumable Fuels — 8.8%
Denbury Resources, Inc. (1)	88,600	$2,637,622
Foundation Coal Holdings, Inc.	37,656	1,674,186
Goodrich Petroleum Corp. (1)	81,566	2,331,972
Parallel Petroleum Corp. (1)	96,000	2,028,480
Peabody Energy Corp.	21,341	2,123,643
Quicksilver Resources, Inc. (1)	36,900	1,854,963
Southwestern Energy Co. (1)	50,495	2,178,354
		$14,829,220
Personal Products — 1.1%
Chattem, Inc. (1)	45,415	1,818,871
		$1,818,871
Pharmaceuticals — 4.8%
Cypress Bioscience, Inc. (1)	226,557	1,372,935
Hi-Tech Pharmacal Co., Inc. (1)	42,900	1,111,539
MGI Pharma, Inc. (1)	51,994	866,740
Par Pharmaceutical Cos., Inc. (1)	53,904	1,783,144
Penwest Pharmaceuticals Co. (1)	45,500	938,665
Shire Pharmaceuticals Group PLC ADR (2)	42,000	2,047,500
		$8,120,523
Real Estate — 3.8%
Essex Property Trust, Inc.	23,271	2,312,672
SL Green Realty Corp.	22,100	1,857,284
Strategic Hotel Capital, Inc.	107,000	2,289,800
		$6,459,756
Semiconductors & Semiconductor Equipment — 8.0%
Advanced Analogic Technologies, Inc. (1)	131,435	1,958,381
Advanced Energy Industries, Inc. (1)	157,049	2,464,099
Atheros Communications, Inc. (1)	160,000	3,144,000
Silicon Image, Inc. (1)	161,400	1,867,398
Teradyne, Inc. (1)	103,500	1,802,970
Veeco Instruments, Inc. (1)	99,900	2,172,825
		$13,409,673
Software — 4.0%
Blackbaud, Inc.	44,210	759,970
i2 Technologies, Inc. (1)	128,700	2,136,420
Intellisync Corp. (1)	317,700	1,655,217
MICROS Systems, Inc. (1)	33,100	1,527,565
NAVTEQ Corp. (1)	14,100	633,231
		$6,712,403
Specialty Retail — 5.1%
Hibbet Sporting Goods, Inc. (1)	60,600	1,857,390
Men’s Wearhouse, Inc., (The) (1)	49,040	1,675,697

O’Reilly Automotive, Inc. (1)	47,100	$1,545,822
Sherwin-Williams Co. (The)	35,796	1,893,608
Stage Stores, Inc.	53,250	1,580,992
		$8,553,509
Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc. (1)(2)	41,364	1,992,917
Warnaco Group, Inc. (The) (1)	35,200	873,664
		$2,866,581
Thrifts & Mortgage Finance — 1.7%
PFF Bancorp, Inc.	24,500	775,425
R&G Financial Corp.	94,200	1,223,658
WSFS Financial Corp.	14,400	909,360
		$2,908,443
Wireless Telecommunication Services — 2.9%
NII Holdings, Inc. (1)	81,400	4,026,044
OAO Vimpel-Communications ADR (1)(2)	18,100	847,080
		$4,873,124
Total Common Stocks (identified cost $128,178,321)		$165,632,171

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Commercial Paper — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., 4.50%, 2/1/06	$977	$977,000
Total Commercial Paper (at amortized cost, $977,000)		$977,000

Short-Term Investments — 1.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 100.1% (identified cost $131,715,321)		$168,845,171
Other Assets, Less Liabilities — (0.1)%		$(170,795)
Net Assets — 100.0%		$168,674,376

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	92.3%	$155,866,893
Bermuda	3.0%	4,987,990
United Kingdom	2.2%	3,765,072
Canada	1.6%	2,621,000
Russia	0.5%	847,080
Cayman Islands	0.4%	757,136
	100.0%	$168,845,171

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$131,715,321
Gross unrealized appreciation	$38,825,602
Gross unrealized depreciation	(1,695,752)
Net unrealized appreciation	$37,129,850

Restricted Securities

At January 31, 2006, the Portfolio owned the following securities (representing 0.22% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$134,698
			$88,260	$134,698
Private Placements and Special Warrants
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 17, 2006
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	March 17, 2006